Summary of Significant Accounting Policies - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Nett loss attributable to Silk Road Medical, Inc. common stockholders	$ (24,158)	$ (5,408)	$ (37,629)	$ (19,356)
Weighted average common stock outstanding used to compute net loss per share, basic and diluted (in shares)	1,200,719	739,308	960,882	434,158
Net loss per share, basic and diluted (in USD per share)	$ (20.12)	$ (7.31)	$ (39.16)	$ (44.58)